Financial risk management - Narrative (Details) $ in Thousands, R$ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) customer bank	Dec. 31, 2023 USD ($) customer bank	Jul. 31, 2024 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 BRL (R$)
Disclosure of major customers [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income | $	$ 601	$ 7,319
Reclassification adjustments on cash flow hedges for which hedged item affected profit or loss, net of tax | $	26,997	49,737
Cash and cash equivalents | $	$ 211,244	$ 339,781		$ 230,653	$ 199,766
Number of major banks | bank	5	5
Gearing ratio	36.00%	42.00%
Bottom of range
Disclosure of major customers [line items]
Gearing ratio	30.00%
Top of range
Disclosure of major customers [line items]
Gearing ratio	60.00%
Currency Risk, US Dollar Against Brazil Real
Disclosure of major customers [line items]
Sensitivity analysis for types of market risk (as a percent)	10.00%	10.00%
Currency Risk, US Dollar Against Argentine Peso
Disclosure of major customers [line items]
Sensitivity analysis for types of market risk (as a percent)	25.00%	25.00%
Credit risk
Disclosure of major customers [line items]
Proportion of total cash deposited in major banks (as a percent)	70.00%	80.00%
Credit risk | Crops
Disclosure of major customers [line items]
Proportion of sales (as a percent)	67.00%	64.00%
Number of well-known customers	19	15
Credit risk | Rice
Disclosure of major customers [line items]
Proportion of sales (as a percent)	65.00%	61.00%
Number of well-known customers	19	13
Credit risk | Dairy
Disclosure of major customers [line items]
Proportion of sales (as a percent)	67.00%	69.00%
Number of well-known customers	19	19
Credit risk | Ethanol
Disclosure of major customers [line items]
Proportion of sales (as a percent)	89.00%	89.00%
Number of well-known customers	12	9
Credit risk | Energy | Cámara de Comercialização de Energia Elétrica (CCEE)
Disclosure of major customers [line items]
Proportion of sales (as a percent)	49.00%
Credit risk | Energy | Other customers
Disclosure of major customers [line items]
Proportion of sales (as a percent)	28.00%	42.00%
Number of well-known customers	11	9
Credit risk | Sugar
Disclosure of major customers [line items]
Proportion of sales (as a percent)	94.00%	82.00%
Number of well-known customers	6	6
Interest rate risk | Itau BBA FINAME Loan
Disclosure of major customers [line items]
Nominal amount | R$						R$ 400
Interest rate risk | Itau BBA FINAME Loan | Fixed interest rate
Disclosure of major customers [line items]
Borrowings, interest rate						4.24%
Interest rate risk | Itau BBA FINAME Loan | Floating interest rate
Disclosure of major customers [line items]
Borrowings, interest rate						1.85%
Interest rate risk | Itau BBA FINAME Loan Due July 2034
Disclosure of major customers [line items]
Nominal amount | R$			R$ 76
Interest rate risk | Itau BBA FINAME Loan Due July 2034 | Fixed interest rate
Disclosure of major customers [line items]
Borrowings, interest rate			6.80%
Interest rate risk | Itau BBA FINAME Loan Due July 2034 | Floating interest rate
Disclosure of major customers [line items]
Borrowings, interest rate			0.49%
Interest rate risk | BR Partners Due July 2031
Disclosure of major customers [line items]
Nominal amount | R$			R$ 115
Interest rate risk | BR Partners Due July 2031 | Fixed interest rate
Disclosure of major customers [line items]
Borrowings, interest rate			6.76%
Interest rate risk | BR Partners Due July 2031 | Floating interest rate
Disclosure of major customers [line items]
Borrowings, interest rate			0.41%
Interest rate risk | XP Investimentos Loan Due July 2031
Disclosure of major customers [line items]
Nominal amount | R$			R$ 209
Interest rate risk | XP Investimentos Loan Due July 2031 | Fixed interest rate
Disclosure of major customers [line items]
Borrowings, interest rate			12.61%
Interest rate risk | XP Investimentos Loan Due July 2031 | Floating interest rate
Disclosure of major customers [line items]
Borrowings, interest rate			0.48%
Currency risk | Argentine Peso | Swap contract
Disclosure of major customers [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss | $	$ 10,500	$ 4,200